Document and Entity Information	Oct. 29, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001620393
Document Type	8-K
Document Period End Date	Oct. 29, 2024
Entity Registrant Name	NEXPOINT RESIDENTIAL TRUST, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-36663
Entity Tax Identification Number	47-1881359
Entity Address, Address Line One	300 Crescent Court
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	276-6300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	NXRT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false